Fair Value of Financial Assets and Liabilities - Fair Value Inputs Assets Quantitative Information (Details) - Derivative [Member] - Fair Value, Inputs, Level 3 [Member] $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ (219)	$ (301)
Minimum [Member] | Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.03	0.03
Fair Value Inputs Forward Heat Rate	900.00%	800.00%
Renewable factor	92.00%	91.00%
Maximum [Member] | Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.07	0.08
Fair Value Inputs Forward Heat Rate	1000.00%	900.00%
Renewable factor	120.00%	123.00%
Arithmetic Average [Member] | Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.0477	0.0493
Fair Value Inputs Forward Heat Rate	913.00%	885.00%
Renewable factor	97.00%	99.00%
Commonwealth Edison Co [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ (219)	$ (301)
Commonwealth Edison Co [Member] | Minimum [Member] | Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.03	0.03
Fair Value Inputs Forward Heat Rate	900.00%	800.00%
Renewable factor	92.00%	91.00%
Commonwealth Edison Co [Member] | Maximum [Member] | Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.07	0.08
Fair Value Inputs Forward Heat Rate	1000.00%	900.00%
Renewable factor	120.00%	123.00%
Commonwealth Edison Co [Member] | Arithmetic Average [Member] | Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input	0.0477	0.0493
Fair Value Inputs Forward Heat Rate	913.00%	885.00%
Renewable factor	97.00%	99.00%